Significant Accounting Policies - Schedule of Basic and Diluted Net Loss Per Share (Details) - NorthView Acquisition Corp [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Common stock subject to possible redemption [Member]
Significant Accounting Policies - Schedule of Basic and Diluted Net Loss Per Share (Details) [Line Items]
Allocation of net loss	$ (125,913)	$ (112,816)	$ (1,096,239)	$ 562,049
Weighted-average shares outstanding	657,910	828,228	747,644	4,866,356
Basic net loss per share	$ (0.19)	$ (0.14)	$ (1.47)	$ 0.12
Diluted net loss per share	$ (0.19)	$ (0.14)	$ (1.47)	$ 0.12
Common stock [Member]
Significant Accounting Policies - Schedule of Basic and Diluted Net Loss Per Share (Details) [Line Items]
Allocation of net loss	$ (993,997)	$ (707,461)	$ (7,615,380)	$ 599,861
Weighted-average shares outstanding	5,193,750	5,193,750	5,193,750	5,193,750
Basic net loss per share	$ (0.19)	$ (0.14)	$ (1.47)	$ 0.12
Diluted net loss per share	$ (0.19)	$ (0.14)	$ (1.47)	$ 0.12